Legal Matters	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Pending Legal Matters [Abstract]
Legal Matters

Note 6 – Pending Legal Matters

In January 2014 the Company was named as a co-defendant in a civil law proceeding in Broward County Florida. The complaint alleges a contract dispute between the Company's major shareholders' and various parties that are unrelated to the Company. The plaintiffs alleged the Company engaged in a breach of fiduciary duty, tortious interference with business relations and a fraudulent transfer of assets. Management plans a vigorous defense and it believes there is no basis for these allegations. Management is also exploring possible counterclaims against the plaintiffs. The Company's legal counsel has opined that an unfavorable outcome of this case is deemed remote and any possible loss is deemed immaterial. No accrual has been reflected on the condensed consolidated financial statements regarding this matter. As of June 30, 2019 there has been no new development in this matter.

Note 7 –Legal Matters

In January 2014 the Company was named as a co-defendant in a civil law proceeding in Broward County Florida. The complaint alleges a contract dispute between the Company's major shareholders' and various parties that are unrelated to the Company. The plaintiffs alleged the Company engaged in a breach of fiduciary duty, tortious interference with business relations and a fraudulent transfer of assets. Management plans a vigorous defense and it believes there is no basis for these allegations. Management is also exploring possible counterclaims against the plaintiffs. The Company's legal counsel has opined that an unfavorable outcome of this case is deemed remote and any possible loss is deemed immaterial. No accrual has been reflected on the consolidated financial statements regarding this matter. As of December 31, 2018 there has been no new development in this matter.

In December 2017 the Company was named in a civil arbitration proceeding in San Diego, CA. The complaint alleges a contract dispute between the Company and Fiori Communications, (“Fiori”), that are related to alleged services that were performed for the Company. Fiori alleged the Company engaged in a breach of contract. The Company settled this matter for $25,000 and 10,000 shares of its common stock. The accrual for the 10,000 shares of the Company’s common stock was based on the fair value at the settlement date. An expense of $36,000 has been reflected on the consolidated financial statements regarding this matter, which includes a $5,000 accrual for legal fees. The $25,000 cash and 10,000 shares were delivered in July 2018.